Goodwill - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Loss on impairment of goodwill	0	0	33,517
OWX Group
Goodwill [Line Items]
Reorganization of reporting unit	49,644
Loss on impairment of goodwill	0	0